Income Tax Expense (Tables)	9 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax (Expense) Recovery
The components of the provision for income tax expense are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Current	(4,122)	(3,410)	(15,343)	(9,355)
Deferred	(212)	(1,811)	(1,854)	(2,412)
Income tax expense	(4,334)	(5,221)	(17,197)	(11,767)

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities
The following reflects the changes in the Company’s potential tax on freight income, recorded in other long-term liabilities, from January 1, 2018 to September 30, 2018:

$
Balance of unrecognized tax benefits as at January 1, 2018	31,061
Increase for positions related to the current period	2,908
Changes for positions taken in prior periods	2,161
Decrease related to statute of limitations	(405)
Balance of unrecognized tax benefits as at September 30, 2018	35,725